ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and current liabilities
	At December 31,
	2012	2013
	$	$

Payroll and welfare payables	22,155,642	23,769,468
Advance from customers	20,146,923	29,672,618
Derivatives	182,963	475,973
Accrued expenses	24,410,724	25,715,366
Payments to Custom and other taxes payables	1,991,918	15,523,654
Other payables	21,080,447	29,994,327
Total	89,968,617	125,151,406